Fair Value of Financial Instrumets and Derivatives Instruments (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Financial Instruments And Derivative Insturments
Fair value of derivatives not designed as hedging instruments
Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	September 30,	December 31,	September 30,
		2012	2013	2012	2013
Interest Rate	Derivative assets /Non Current assets	$—	654	—	—

Interest Rate	Derivative liabilities / Current liabilities	—	—	$591	$383

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	8,978	4,566

	Total Derivatives	$—	$654	$9,569	$4,949

Gain or loss recognized on derivatives not designed as hedging instruments
	Amount of (Loss) Recognized on Derivatives
	Nine Months Ended September 30,
	2012	2013
Interest Rate Contracts	(5,449)	1,082
Net (Loss) Recognized	$(5,449)	$1,082

Location and amounts of fair value of derivatives not designed as hedging instruments

	Significant Other Observable Inputs
	(Level 2)
	December 31,	September 30,
	2012	2013
Derivative instruments – asset position	$-	$654
Derivative instruments – liability position	9,569	4,949

As of December 31, 2011 and September 30, 2013, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheet.